Right of use assets and lease debt - Schedule of maturity of lease liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Short term	$ 25,894,711	$ 1,374
Long term	94,702,022	$ 5,025
Total	120,596,733		$ 119,387,660
Maturity analysis	120,596,733
Within one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis	25,894,711
After one year but not more than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis	80,981,832
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Maturity analysis	$ 13,720,190